RELATED PARTIES AND RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Related Parties And Related Party Transactions
RELATED PARTIES AND RELATED PARTY TRANSACTIONS

A party is related to the Hudson Group if the party directly or indirectly controls, is controlled by, or is under common control with the Hudson Group, has an interest in the Hudson Group that gives it significant influence over the Hudson Group, has joint control over the Hudson Group or is an associate or a joint venture of the Hudson Group. In addition, members of the key management personnel of the Hudson Group or close members of the family are also considered related parties.

The following tables reflect related party transactions and transactions with associated companies:

Items of comprehensive income

IN MILLIONS OF USD	2018	2017	2016
PURCHASE OF GOODS FROM
International Operation & Services (UY) SA	(82.5)	(67.4)	(27.3)
International Operations & Services (USA)	-	-	(37.2)
Hudson News Distributors 1	(0.3)	(12.2)	(15.6)
Hudson RPM 1	(18.6)	(8.5)	(5.0)

PURCHASE OF SERVICES FROM
Dufry International AG, Interest expenses	(28.2)	(28.6)	(2.5)
Dufry International AG, Franchise fee expenses	(15.2)	(50.6)	(42.9)
Dufry Financial Services B.V., Interest expenses	(2.0)	(0.9)	-
Dufry Finance SNC, Interest expenses	-	-	(26.6)
Dufry Management AG, IT expenses	(1.8)	(1.3)	-
World Duty Free Group SA, IT expenses	(0.1)	(0.2)	-
World Duty Free Group SA, Franchise fees expense	-	-	(7.2)

OTHER OPERATIONAL INCOME FROM
Dufry International AG, Debt waiver	-	9.4	-

SALES OF SERVICES TO
International Operations & Services (USA), Advertising income	5.7	-	-
Dufry International AG, Other selling income	2.8	-	-
Nuance Group (Chicago) LLC, Other selling income 2	0.9	0.9	-

1	Hudson News Distributors and Hudson RPM are controlled by James S. Cohen, a member of Hudson's board of directors.

2	Transactions with associated companies.

Items of financial position

IN MILLIONS OF USD	2018	2017
ACCOUNTS RECEIVABLES AT DECEMBER 31
International Operations & Services (USA), Other receivables	5.6	-
Dufry International AG, Other receivables	3.3	-
International Operation & Services (UY) SA, Other receivables	0.1	-
International Operations & Services (CH) AG, Other receivables	0.4	-
Hudson RPM, other receivables 1	1.0	0.8
Nuance Group (Chicago) LLC, Other receivables 2	0.2	0.1

ACCOUNTS PAYABLES AT DECEMBER 31
Dufry International AG, Loans payable, long-term	445.0	468.7
Dufry International AG, Loans payable, short-term	-	13.1
Dufry Financial Services B.V., Loans payable, long-term	47.7	51.7
Dufry Financial Services B.V., Loans payable, short-term	51.4	67.6
International Operation & Services (UY) SA, Trade payables	28.9	31.5
International Operations & Services (USA), Trade payables	-	-
Dufry International AG, Fee payables	0.3	1.8
Dufry International AG, Other payables	-	7.2
Dufry Management AG, Fee payables	0.2	0.1
Dufry Management AG, Other payables	-	0.3
Dufry AG, Other payables	1.1	-
World Duty Free Group UK Ltd, Other payables	0.2	0.3
Dufry Financial Services B.V., Other payables	0.1	0.2
Hudson News Distributors, Trade payables 1	-	0.1
Hudson RPM, Trade payables 1	1.5	-

1	Hudson News Distributors and Hudson RPM are controlled by James S. Cohen, a member of Hudson's board of directors.

2	Transactions with associated companies.

Board members and executives

The compensation to board members and key executives for the services provided during the respective years include all forms of consideration paid, payable or provided by Hudson Group, including compensation in Dufry shares as follows:

IN MILLIONS OF USD	2018	2017	2016
Salaries	5.8	3.6	3.2
Variable payment	3.6	2.9	2.7
Non-monetary benefits	0.2	0.1	0.1
Share based payments	8.8	4.6	0.6
Total	18.4	11.2	6.6

The board members did not receive any compensation for the years 2017 and 2016.